Selected Statements Of Operations Data (Schedule Of Net Loss Per Share) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Selected Statements Of Operations Data [Abstract]
Numerator for basic and diluted net loss per share - continuing operations	$ (23,017)		$ (10,678)		$ 6,976
Numerator for basic and diluted net loss per share - discontinued operations	(32,892)		(23,144)		(105,455)
Net loss	$ (55,909)		$ (33,822)		$ (98,479)
Weighted average number of Ordinary shares, basic	6,260,104		6,230,187		6,219,862
Effect of dilutive securities: Employee stock options		[1]		[1]		[1]
Adjusted weighted average number of shares, diluted	6,260,104		6,230,187		6,219,862
Continuing operations	$ (3.68)		$ (1.71)		$ 1.12
Discontinued operations	$ (5.25)		$ (3.72)		$ (16.95)
Net loss per share Basic and Diluted	$ (8.93)		$ (5.43)		$ (15.83)

[1]	Antidilutive